Balance Sheets (March 31, 2013 Unaudited) - Parenthetical (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011
Balance Sheets
Preferred Stock, Par Value				[1]	$ 0.0001
Preferred Stock, Shares Authorized				[1]	20,000,000
Preferred Stock, Shares Issued					0
Preferred Stock, Shares Outstanding					0
Common Stock, Par Value	$ 0.00002	[2]	$ 0.00002	[2]	$ 0.0001	[2]
Common Stock, Shares Authorized	100,000,000	[2]	100,000,000	[2]	100,000,000	[2]
Common Stock, Shares Issued	91,835,500	[2]	89,500,000	[2]	89,500,000	[2]
Common Stock, Shares Outstanding	91,835,500	[2]	89,500,000	[2]	89,500,000	[2]

[1]	The Company has not established any policies governing preferred stock as of September 30, 2012.
[2]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.